RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jul. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2019
Marketing agreement description										During 2018 we entered into a marketing agreement with an entity controlled by a consultant (who is also a principal shareholder and former noteholder of the Company). The agreement provides for payment to this entity of 10% of applicable revenue generated through the use of the entities database. The agreement also provides for the payment to us of 10% of the revenue generated by the entity using our social media groups. Through December 31, 2020 no fees were due or payable under this arrangement.
Marketing agreement, revenue - payment to entity										10.00%
Marketing agreement, revenue from social media - payment from entity										10.00%
Consulting agreement description									During 2019 we entered into a two-year non-exclusive consulting agreement with a principal shareholder to act as Company’s consultant with respect to introducing the Company to potential acquisition and partnership targets
Payment of retainer to consultant per month									$ 10,000
Finders fee paid per month									$ 5,500
Finders fee payment term									3 years
Consulting fees expense		$ 0		$ 13,500		$ 13,500	$ 40,500		$ 198,000
Technology services agreement description									Under a technology services agreement entered into on January 17, 2020, we use a related party firm of the Company, Recruiter.com Mauritius, for software development and maintenance related to our website and the platform underlying our operations. This arrangement was oral prior to January 17, 2020. The initial term of the Services Agreement is five years, whereupon it shall automatically renew for additional successive 12-month terms until terminated by either party by submitting a 90-day prior written notice of non-renewal
Amounts charged to cost of revenue			$ 17,745
Shares issued (in Shares)					699,152
Operating expenses		8,859,604		2,509,504		15,580,587	6,783,960	$ 9,102,792	$ 12,053,967
Consultant [Member]
Accrued fees forgiven											$ 187,500
Consultant [Member] | Preferred Stock Series D
Shares issued (in Shares)									13,750
Shares value of another company									$ 250,000
Market value of shares									240,000
Settlement value									$ 10,000
Warrants issued (in Shares)									34,376
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Amounts charged to cost of revenue		119,147		189,425		452,250	1,078,667	1,232,359	$ 1,887,726
Operating expenses		0		70,450		132,253	200,178	271,163	191,729
Payable amount owed		106,968				106,968		706,515
Revenues from customers		35,519		35,519		106,842	104,837	140,642	208,158
Related party interest expense		0				30,466		12,276
Placement revenue		0		7,919		970	21,349	31,041
Accounts receivable		22,951				22,951		21,981
Outstanding amount paid against all charges	$ 1,075,645
Genesys
Finders fee paid per month									18,000
Payable amount owed								73,352
Monthly retainer payment						10,000
Finder's fee accrued compensation								104,500	148,500
Opptly
Operating expenses		25,121		40,114		112,149	127,044	167,157	93,671
Payable amount owed		116,880				116,880
Monthly fee expense accrued						5,000
Annual fees for licensing		1,995				1,995
Recruiter.com Mauritius
Payments to firm		38,473		55,135		151,157	173,515	235,444	181,400
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Accounts receivable		26,081				26,081		19,143
Employer of Record ("EOR") Costs		$ 33,212		$ 33,212		$ 99,904	$ 98,066	$ 131,546	$ 194,641